Non-controlling interests - Financial position (Details) - USD ($) $ in Thousands	Feb. 01, 2022	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Current assets		$ 1,876,374	$ 1,988,797
Non-current assets		4,755,106	4,100,823
Current liabilities		(942,617)	(963,218)
Non-current liabilities		(3,259,406)	(3,171,671)
Carrying amount of Methanex non-controlling interests		317,444	271,155
Total
Disclosure of subsidiaries [line items]
Current assets		313,726	144,459
Non-current assets		1,363,563	767,586
Current liabilities		(168,774)	(69,316)
Non-current liabilities		(849,037)	(271,719)
Net assets		659,478	571,010
Carrying amount of Methanex non-controlling interests		317,444	271,155
Methanex Egypt
Disclosure of subsidiaries [line items]
Current assets		133,499	135,813
Non-current assets		557,484	551,279
Current liabilities		(56,689)	(52,543)
Non-current liabilities		(104,101)	(105,600)
Net assets		530,193	528,949
Carrying amount of Methanex non-controlling interests		251,949	250,813
Waterfront Shipping Limited
Disclosure of subsidiaries [line items]
Current assets		180,227
Non-current assets		806,079
Current liabilities		(112,085)
Non-current liabilities		(744,936)
Net assets		129,285
Carrying amount of Methanex non-controlling interests		$ 65,495
Waterfront Shipping Limited | Mitsui O.S.K. Lines, Ltd. (MOL)
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	40.00%
Vessels
Disclosure of subsidiaries [line items]
Current assets			8,646
Non-current assets			216,307
Current liabilities			(16,773)
Non-current liabilities			(166,119)
Net assets			42,061
Carrying amount of Methanex non-controlling interests			$ 20,342